Post-employment Benefit - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) yr	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of defined benefit plans [line items]
Percentage of employer contribution to pension fund	2.00%
Estimate of contributions expected to be paid to the pension plan in 2018	$ 50,667
Weighted average duration of defined benefit plan | yr	11.6
Percentage contribution to the employees' individual pension accounts	6.00%
Defined contribution pension plan expenses	$ 731,170	$ 552,706	$ 533,905
Discount rate [member]
Disclosure of defined benefit plans [line items]
Potential increase in principal actuarial assumptions	0.50%	0.50%
Potential decrease in principal actuarial assumptions	0.50%	0.50%
Future salary increase [member]
Disclosure of defined benefit plans [line items]
Potential increase in principal actuarial assumptions	0.50%	0.50%
Potential decrease in principal actuarial assumptions	0.50%	0.50%
Defined benefit plans to executive officer [member]
Disclosure of defined benefit plans [line items]
Pension plan cost of executive officers	$ 596	$ 63,007
Net defined benefit obligations of executive officers	$ 62,222	$ 64,929